Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Detail) - Operating segments [member] - United States [member]
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	$ 1,020
Discount rate +1%	$ 188